Financial Instruments (Schedule of Allowance for Impairment in Respect of Trade Receivables) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Balance at January 1	₪ 196	₪ 187
Effect of initial application of IFRS 9		12
Balance as at January 1 after of initial application	196	199
Write-off lost debts	(39)	(40)
Doubtful debt expenses	29	37
Balance at December 31	₪ 186	₪ 196